Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of DWS Climate Change Fund, DWS Communications Fund, DWS Enhanced Commodity Strategy Fund, DWS Health Care Fund, DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund (collectively, the “Funds”), each a series of DWS Securities Trust (the “Trust”); (Reg. Nos. Reg. Nos. 002-36238, 811-02021)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 109 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from: (i) the Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission on February 11, 2011, in Post-Effective Amendment No. 106 under the Securities Act for DWS Communications Fund, DWS Enhanced Commodity Securities Fund, DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund; and (ii) the Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission on September 29, 2010, in Post-Effective Amendment No. 104 under the Securities Act for DWS Climate Change Fund and DWS Health Care Fund.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2011. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

              Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray